Income Taxes (Tables)	12 Months Ended
Feb. 01, 2014
(Loss) Earnings Before Income Taxes

Income (Loss) before income taxes are as follows for Fiscal 2013, Fiscal 2012 and Fiscal 2011:

	(in thousands)
	Year Ended
	February 1, 2014	February 2, 2013	January 28, 2012
Domestic	$40,246	$33,625	$(7,618)
Foreign	(7,888)	(4,460)	(2,802)

Total Income (Loss) before income taxes	$32,358	$29,165	$(10,420)

Income Tax (Benefit) Expense

Income tax expense (benefit) is as follows for Fiscal 2013, Fiscal 2012 and Fiscal 2011:

	(in thousands)
	Year Ended
	February 1, 2014	February 2, 2013	January 28, 2012
Current:
Federal	$29,794	$13,813	$(11,847)
State	4,036	(3,704)	5,901
Foreign	351	291	2,499

Subtotal	34,181	10,400	(3,447)

Deferred:
Federal	(17,045)	(3,386)	903
State	(928)	(3,519)	(1,235)
Foreign	—	369	(369)

Subtotal	(17,973)	(6,536)	(701)

Total income tax expense (benefit)	$16,208	$3,864	$(4,148)

Tax Rate Reconciliations

The tax rate reconciliations are as follows for Fiscal 2013, Fiscal 2012 and Fiscal 2011:

	Year Ended
	February 1, 2014	February 2, 2013	January 28, 2012
Tax at statutory rate (%)	35.0%	35.0%	(35.0)%
State income taxes, net of federal	8.4	5.8	(9.5)
Change in valuation allowance	4.9	1.8	14.8
Permanent items	0.6	(1.4)	13.3
Tax credits	(7.7)	(11.7)	(30.5)
Tax reserves	2.1	(14.1)	(11.6)
Deferred tax asset - stock compensation	8.3	—	—
Impact of change in state tax laws and rates	2.8	(2.1)	9.0
Foreign taxes	(3.8)	(1.2)	9.7
Other	(0.5)	1.2	—

Effective tax rate (%)	50.1%	13.3%	(39.8)%

Tax Effects of Temporary Differences Included in Deferred Tax Accounts

The tax effects of temporary differences are included in deferred tax accounts as follows:

	(in thousands)
	February 1, 2014		February 2, 2013
	Tax Assets	Tax Liabilities	Tax Assets	Tax Liabilities
Current deferred tax assets and liabilities:
Allowance for doubtful accounts	$43	$—	$32	$—
Compensated absences	646	—	743	—
Inventory costs and reserves capitalized for tax purposes	5,392	—	6,977	—
Insurance reserves	8,085	—	6,985	—
Prepaid items and other items deductible for tax purposes	—	20,571	—	17,355
Sales return reserves	$2,831	$—	$2,890	$—
Reserves	515	—	331	—
Accrued interest	—	—	19	—
Prepaid items taxable for tax purposes	1,522	—	1,546	—
Deferred revenue	1,428	—	1,062	—
Employee benefit accrual	13,210	—	4,641	—
Deferred gain	—	—	—	1,203
Other	484	—	268	—
Valuation allowance	(110)	—	(803)	—

Total current deferred tax assets and liabilities	$34,046	$20,571	$24,691	$18,558

Non-Current deferred tax assets and liabilities:
Property and equipment basis adjustments	$—	$128,657	$—	$130,793
Deferred rent	31,809	—	28,266	—
Intangibles—long-lived	—	113,089	—	124,129
Intangibles—indefinite-lived	—	93,618	—	93,368
Insurance reserves	13,217	—	12,253	—
Employee benefit compensation	4,838	—	4,373	—
State net operating losses (net of federal benefit)	9,095	—	9,206	—
Prepaid items taxable for tax purposes	3,508	—	5,341	—
Landlord allowances	32,747	—	29,673	—
Accrued interest	3,538	—	2,991	—
Other	—	883	553	—
State credits	2,173	—	2,366	—
Federal and Puerto Rico tax credits	1,612	—	7,008	—
Valuation allowance	(8,998)	—	(7,079)	—

Total non-current deferred tax assets and liabilities	$93,539	$336,247	$94,951	$348,290

Net deferred tax liability		$229,233		$247,206

Reconciliation of Beginning and Ending Amount of Gross Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits (exclusive of interest and penalties) is as follows:

(in thousands)
Gross Unrecognized Tax Benefits, Exclusive of Interest and Penalties
Balance at January 29, 2011	$23,271
Additions for tax positions of the current year	—
Additions for tax positions of prior years	6,383
Reduction for tax positions of prior years	(7,505)
Settlements	—
Lapse of statute of limitations	—

Balance at January 28, 2012	$22,149
Additions for tax positions of the current year	—
Additions for tax positions of prior years	—
Reduction for tax positions of prior years	(5,225)
Settlements	—
Lapse of statute of limitations	—

Balance at February 2, 2013	$16,924
Additions for tax positions of the current year	—
Additions for tax positions of prior years	—
Reduction for tax positions of prior years	(1,524)
Settlements	—
Lapse of statute of limitations	(128)

Balance at February 1, 2014	$15,272